Financial risk management, Fair Value Estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets measured at fair value [Abstract]
Marketable securities	$ 34,500	$ 62,400
Cash equivalents	215,279	72,214
Other financial assets	0	19,387
FVOCI [Member]
Financial assets measured at fair value [Abstract]
Marketable securities	34,457	62,446
Cash equivalents	0	0
Other financial assets	0	0
Financial assets measured at fair value	34,457	62,446	$ 88,667
FVTPL [Member]
Financial assets measured at fair value [Abstract]
Marketable securities	0	0
Cash equivalents	215,279	72,214
Other financial assets	0	19,387
Financial assets measured at fair value	$ 215,279	$ 91,601